Trade Receivables - Schedule of Expected Credit Loss for Trade Receivables (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)
Schedule of Expected Credit Loss for Trade Receivables Line Items]
Trade receivables	$ 24,092	د.إ 88,463	د.إ 41,213
Provision as per IFRS 9	11,224	41,213
Trade receivables (in Dollars)	24,092	88,463	د.إ 41,213
Provision as per IFRS 9 (in Dollars)	$ 11,224	د.إ 41,213
0-90 days [Member]
Schedule of Expected Credit Loss for Trade Receivables Line Items]
Default rate	0.00%	0.00%
Trade receivables		د.إ 47,250
Trade receivables (in Dollars)		د.إ 47,250
Over 360 days [Member]
Schedule of Expected Credit Loss for Trade Receivables Line Items]
Default rate	100.00%	100.00%	100.00%
Trade receivables	$ 11,224	د.إ 41,213	د.إ 41,213
Provision as per IFRS 9		41,213	41,213
Trade receivables (in Dollars)	$ 11,224	41,213	41,213
Provision as per IFRS 9 (in Dollars)		د.إ 41,213	د.إ 41,213